Property, plant and equipment, net - Schedule of Carrying Amount of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724	$ 3,724
Buildings	83,269	66,132	70,072
Computer equipment and software	817,578	689,979	550,119
Office furniture and fixtures	60,617	51,849	45,856
Laboratory equipment	61,651	55,111	56,217
Leasehold improvements	72,275	62,034	55,000
Motor vehicles	76	65	79
Total cost	1,099,190	928,894	781,067
Accumulated depreciation and asset write offs	(703,466)	(546,015)	(419,883)
Property, plant and equipment (net)	$ 395,724	$ 382,879	$ 361,184